Accounts payable and accrued liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts payable and accrued liabilities
Trade payables	$ 3,040	$ 14,842
Other payables	4,138	3,705
Income taxes payable	468
Accrued liabilities	22,948	7,747
Total	$ 30,594	$ 26,294